Net earnings per share (Details 2) (Options to purchase ordinary shares)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options to purchase ordinary shares
Anti-dilutive securities disclosures
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,602,359	11,553,019	7,385,903